Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Related Party Transactions [Abstract]
Related party transactions

7. Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2023 and 2024:

No.	Names of related parties	Relationship
1	Mr. Zhan Jie	Principal shareholder
2	Mrs. Zhang Pingting	Principal shareholder
3	Mr. Wen Haoxiang	Principal shareholder

The Group had the following significant related party transactions for the six months ended December 31, 2023 and 2024:

	For the six months ended December 31,
	2023	2024
	RMB	RMB

Repayment of loans to related parties
Mr. Zhan Jie	1,500,000
Mrs. Zhang Pingting	1,500,000

Capital injection from related parties
Mr. Zhan Jie	1,500,000
Mrs. Zhang Pingting	1,500,000
Mr. Wen Haoxiang	1,500,000

The Group had the following balances with related parties:

Amounts due from related parties

Amounts due from related parties consisted of the following for the periods indicated:

	As of
	June 30, 2024	December 31, 2024
	RMB	RMB
		(Unaudited)
Mr. Zhan Jie	24,300	-

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

	As of
	June 30, 2024	December 31, 2024
	RMB	RMB
		(Unaudited)
Mr. Zhan Jie		538,570

The amount due to a related party are unsecured interest-free and repayable on demand.

8.	Related party transactions

The principal related parties with which the Group had significant transactions during the periods presented were as follows:

No.	Names of related parties	Relationship
1	Mr. Zhan Jie	Principal shareholder
2	Mrs. Zhang Pingting	Principal shareholder
3	Mr. Wen Haoxiang	Principal shareholder

Amounts due from related parties consisted of the following for the periods indicated:

	As of June 30,
	2023	2024
	RMB	RMB
Mr. Zhan Jie	-	24,300

Amounts due to related parties consisted of the following for the periods indicated:

	As of June 30,
	2023	2024
	RMB	RMB
Mr. Zhan Jie	15,143,382	-
Mrs. Zhang Pingting	15,000,000	-
Amounts due to related parties	30,143,382	-

The amount due to related parties were unsecured interest-free and repayable on demand.

During the years ended June 30, 2022, 2023 and 2024, the Group had the following significant related party transactions:

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Loans from related parties
Mr. Zhan Jie	-	15,000,180	-
Mrs. Zhang Pingting	-	15,000,000	-

Repayment of loans to related parties
Mr. Zhan Jie	-	-	15,000,000
Mrs. Zhang Pingting	-	-	15,000,000

Capital injection from related parties
Mr. Zhan Jie	-	-	15,000,000
Mrs. Zhang Pingting	-	-	15,000,000
Mr. Wen Haoxiang	-	-	1,500,000

On July 6, 2023, the Group repaid the related-party loan of RMB30,000,000. On the same day, Star Fashion (Xiamen), the primary operating subsidiary of the Company received its registered capital of in the amount of RMB30,000,000 from Mr. Zhan Jie and Mrs. Zhang Pingting.